Acquisitions, Dispositions and Other Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisitions, Dispositions and Other Transactions
Summary of fair value of acquiree as of the acquisition date

	TLC	AEI	All Other	Total
Assets
Current assets:
Cash and cash equivalents	$84,062	$2,454,236	$9,869	$2,548,167
Accounts receivable	259,602	70,656	43,458	373,716
Inventory	19,892,740	2,642,320	410,884	22,945,944
Prepaid expenses and other	1,074,420	2,287,575	7,696	3,369,691

Total current assets	21,310,824	7,454,787	471,907	29,237,518
Property, plant and equipment	28,469,390	241,089	51,208	28,761,687
Goodwill	—	1,937,801	2,487,535	4,425,336
Intangibles, net	—	3,764,102	—	3,764,102
Other assets	3,946,570	553,194	44,335	4,544,099

Total assets	$53,726,784	$13,950,973	$3,054,985	$70,732,742

Liabilities and stockholders' equity
Current liabilities:
Accounts payable—trade	$6,383,107	$1,952,801	$202,922	$8,538,830
Accounts payable—related party	—	6,091	251,931	258,022
Line of credit payable	9,319,612	—	40,615	9,360,227
Accrued commissions	204,042	4,476,382	—	4,680,424
Deferred revenue	4,132,386	196,504	—	4,328,890
Current portion of long-term debt	354,390	306,965	—	661,355
Other current liabilities	3,758,003	2,401,793	585,426	6,745,222

Total current liabilities	24,151,540	9,340,536	1,080,894	34,572,970
Long-term debt	9,265,766	1,393,035	—	10,658,801
Other long-term liabilities		50,928	14,533	65,461

Total liabilities	33,417,306	10,784,499	1,095,427	45,297,232
Stockholders' equity:			—	—
Stockholders' equity attributable to CVSL	10,500,000	3,162,063	1,944,875	15,606,938
Stockholders' equity attributable to noncontrolling interest	9,809,478	4,411	14,683	9,828,572

Total stockholders' equity	20,309,478	3,166,474	1,959,558	25,435,510

Total liabilities and stockholders' equity	$53,726,784	$13,950,973	$3,054,985	$70,732,742

Schedule of sale leaseback transactions

Sales Price (fair value)	$15,800,000
Transaction Fees	(956,417)

14,843,583
Book Value at July 31, 2014	$12,320,715

Gain on Sale	$2,522,868

Uppercase Living
Acquisitions, Dispositions and Other Transactions
Summary of fair value of acquiree as of the acquisition date

UAI
Assets
Current assets:
Cash and cash equivalents	$2,000
Accounts receivable	1,742
Inventory	96,497

Total current assets	100,239
Property, plant and equipment	23,230
Goodwill	469,065
Other assets	16,366

Total assets	$608,900

Liabilities and stockholders' equity
Current liabilities:
Accounts payable—trade	$267,337
Accrued commissions	79,003
Deferred revenue	28,399
Other current liabilities	96,706

Total current liabilities	471,445
Other long-term liabilities	137,455

Total liabilities	608,900
Stockholders' equity	—

Total stockholders' equity	—
Total liabilities and stockholders' equity	$608,900